PROPERTY, EQUIPMENT, MINE DEVELOPMENT COSTS, OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, gross	$ 60,556	$ 60,185	$ 544,976	$ 645,967
Less accumulated depreciation	25,489	22,682	275,457	190,551
Total property, equipment and mine development costs, net	35,067	37,503	269,519		455,416
Production Equipment [Member]
Property, plant and equipment, gross	9,030	0
Mine Development [Member]
Property, plant and equipment, gross	$ 1,052	$ 0